Warrant Liabilities - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Jul. 31, 2015	Mar. 31, 2016	Mar. 25, 2016	Dec. 31, 2015	Mar. 31, 2015	Feb. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Class of Warrant or Right [Line Items]
Aggregate VWAP (percent)						1.00%					1.00%
Change in fair value of warrants recorded as other (income) expense						$ (1,170,000)			$ 6,174,000		$ 515,860	$ 3,941,335
Warrants cashless exercised											43,720
Issuance of shares upon cashless exercise warrants											13,407
Proceeds from issuance of common stock under tender offer											$ 1,434,194	0
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants					905						5,879,560
Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants						590,415		590,415			590,415
Exercise price of warrants exercised			$ 6.25
Fair value of warrants outstanding								$ 500,000			$ 500,000
Change in fair value of warrants recorded as other (income) expense						$ 244,000					2,600,000
Warrants cashless exercised					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Warrant liability						$ 219,000		$ 462,437			$ 462,437
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised													$ 6.25
Number of warrants						590,415		590,415			590,415
Warrants cashless exercised					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Series C Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants					905
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants				2,449,605		2,449,605
Exercise price of warrants exercised				$ 6.50		$ 6.50
Warrants term				5 years		5 years
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants exercised						24,000		24,000			24,000
Number of warrants						2,425,605		2,425,605			2,425,605
Fair value of warrants outstanding								$ 1,200,000			$ 1,200,000
Change in fair value of warrants recorded as other (income) expense						$ 655,000					400,000
Gross proceeds upon exercise of warrants		$ 200,000				0			156,000		156,000	0
Warrant liability						$ 558,000		$ 1,212,803			$ 1,212,803	$ 857,362
Series A Warrant [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised								24,000			24,000
Number of warrants						2,425,605		2,425,605			2,425,605	2,449,605
De-recognition of Warrant liability upon exercise											$ 42,000
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants						2,449,605		2,449,605			2,449,605
Exercise price of warrants exercised						$ 6.50		$ 6.50			$ 6.50
Warrants term											15 months
Decrease in common stock market price										$ 6.50
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised			$ 6.50
Warrants exercised			589,510
Number of warrants								116,580			116,580
Change in fair value of warrants recorded as other (income) expense						$ 865,000
Warrants cashless exercised							102,300				1,713,045
De-recognition of warrant liability			$ 6,700,000
Gross proceeds upon exercise of warrants			$ 3,800,000								$ 3,720,713	$ 0
Warrant liability								$ 0			0	17,438,731
Series B Warrant [Member] | Cashless Exercise [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability						593,000			$ 417,000		12,527,991	$ 0
Series B Warrant [Member] | Decrease in carrying value [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense						$ 271,000		$ 2,700,000			$ 16,600,000
Series B Warrant [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised								468			468
Number of warrants								116,580			116,580	2,449,605
De-recognition of Warrant liability upon exercise											$ 3,332
Series B Warrant [Member] | Common stock warrant liability [Member] | Cashless Exercise [Member]
Class of Warrant or Right [Line Items]
Warrants exercised	102,300					102,300		1,713,045		102,300	1,713,045
De-recognition of Warrant liability upon exercise, shares issued	485,202					485,202					5,879,560
De-recognition of Warrant liability upon exercise	$ 594,000					$ 593,000					$ 12,527,991
Series B Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability											$ 12,500,000